Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	VOLUMETRIC FUND INC
Central Index Key	0000792394
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Volumetric Fund | Volumetric Fund
Prospectus:
Trading Symbol	VOLMX